Financial Statements Schedule: Valuation and Qualifying Accounts (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Impairment of property, plant and equipment [member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	$ 359,270	$ 1,994,715	$ 2,110,362
Additions charged to expense	956	8,198	1,478
Deduction/Write-offs	(39,771)	(45,319)	(85,351)
Exchange difference on translations of foreign financial statement		(118,046)	(31,774)
Non-current assets held for sale		(1,480,278)
December 31	320,455	359,270	1,994,715
Allowance for Impairment of Obsolescence and Decline in Market Value of Inventories [Member]
Disclosure of details of valuation and qualifying accounts [Line Items]
January 1	154,841	95,036	82,582
Additions charged to expense		66,894	12,717
Deduction/Write-offs	(101,127)		(151)
Exchange difference on translations of foreign financial statement		(557)	(112)
Non-current assets held for sale		(6,532)
December 31	$ 53,714	$ 154,841	$ 95,036